Transactions Between Entities Under Common Control (Notes)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Transactions Between Entities Under Common Control
TRANSACTIONS BETWEEN ENTITIES UNDER COMMON CONTROL

When renewable energy facilities are acquired from SunEdison, the Company is required to recast its historical financial statements to reflect the assets and liabilities and the results of operations of the acquired renewable energy facilities for the period it was owned by SunEdison in accordance with rules applicable to transactions between entities under common control. During the six months ended June 30, 2015, the Company acquired 68 solar energy facilities with a combined nameplate capacity of 313.0 MW from SunEdison, which resulted in a recast of the balance sheet as of December 31, 2014 and 2013, and the statement cash flows for each of the years in the three-year period ended December 31, 2014. One of these facilities was in operation in 2014 and 2013, which resulted in a recast of the statement of operations and statement of comprehensive loss for the years ended December 31, 2014, 2013 and 2012.

The following table presents the changes to previously reported amounts of the Company's consolidated balance sheet as of December 31, 2014 and 2013, included in the Company's Annual Report on Form 10-K:

(In thousands) Balance Sheet Caption	As Reported	Acquired Call Rights and Operating Projects	December 31, 2014 Recast
Cash and cash equivalents	$468,393	$161	$468,554
Accounts Receivable	31,986	50	$32,036
Due from SunEdison and affiliates, net	19,640	(19,640)	—
Prepaid expenses and other current assets	21,840	797	22,637
Property and equipment, net	2,327,803	309,336	2,637,139
Deferred financing costs, net	42,113	628	42,741
Change in total assets		$291,332

Current portion of long-term debt	$80,133	$17,279	$97,412
Accounts payable, accrued expenses and other current liabilities	81,781	1,831	83,612
Deferred Revenue (short-term)	21,989	2,275	24,264
Due to SunEdison and affiliates, net	—	186,435	186,435
Long-term debt and financing lease obligations, less current portion	1,517,962	81,315	1,599,277
Asset Retirement Obligations	76,111	2,064	78,175
Deferred Revenue (long-term)	52,081	133	52,214
Change in total liabilities		291,332
Accumulated deficit	(25,617)		(25,617)
Change in total liabilities and stockholders' equity		$291,332

(In thousands) Balance Sheet Caption	As Reported	Acquired Call Rights and Operating Projects	December 31, 2013 Recast
Accounts Receivable	$1,505	$51	$1,556
Prepaid expenses and other current assets	3,079	27	3,106
Property and equipment, net	407,356	22,625	429,981
Deferred financing costs, net	12,397	708	13,105
Change in total assets		$23,411

Current portion of long-term debt	$36,682	$1,353	$38,035
Accounts payable, accrued expenses and other current liabilities	8,688	1,174	9,862
Due to SunEdison and affiliates, net	82,051	(13,307)	68,744
Long-term debt and financing lease obligations, less current portion	371,427	32,188	403,615
Asset Retirement Obligations	11,002	2,003	13,005
Change in total liabilities		$23,411

The following table presents the changes to previously reported amounts of the Company's consolidated statement of cash flows for the year ended December 31, 2014 and 2013 included in the Company's Annual Report on Form 10-K:

(In thousands) Cash Flows Caption	As Reported	Acquired Call Rights and Operating Projects	December 31, 2014 Recast
Cash flows from operating activities:
Net loss	$(80,425)	$(1,498)	$(81,923)
Depreciation, accretion and amortization	40,509	771	41,280
Amortization of deferred financing costs and debt discounts	25,713	80	25,793
Other, net	(8,394)	6	(8,388)
Changes in assets and liabilities:
Accounts receivable	(3,432)	1	(3,431)
VAT receivable, prepaid expenses and other current assets	23,730	(809)	22,921
Accounts payable, accrued interest, and other current liabilities	3,371	691	4,062
Deferred revenue	68,722	2,407	71,129
Change in net cash provided by operating activities		1,649
Cash flows from investing activities:
Cash paid to SunEdison and third parties for solar generation facility construction	(816,682)	(320,593)	(1,137,275)
Deposit for acquisition of Call Right Projects	(34,000)	34,000	—
Change in cash used in investing activities		(286,593)
Cash flows from financing activities:
Borrowings of long-term debt	399,806	72,638	472,444
Principal payments on long-term debt	(341,336)	1,766	(339,570)
Due to Affiliate for Acquisition of Call Right Projects	—	210,967	210,967
Change in cash provided by financing activities		285,371
Net increase in cash and cash equivalents	467,513	427	467,940
Effect of exchange rate changes on cash and cash equivalents	(164)	(266)	(430)
Cash and cash equivalents at end of period	468,393	$161	468,554

(In thousands) Cash Flows Caption	As Reported	Acquired Call Rights and Operating Projects	December 31, 2013 Recast
Cash flows from operating activities:
Net loss	$(282)	$(1,630)	$(1,912)
Depreciation, accretion and amortization	4,961	770	5,731
Amortization of deferred financing costs and debt discounts	119	79	198
Changes in assets and liabilities:
VAT receivable, prepaid expenses and other current assets	(33,701)	3	(33,698)
Accounts payable, accrued interest, and other current liabilities	4,774	128	4,902
Due to SunEdison and affiliates	18,865	5,426	24,291
Change in net cash provided by operating activities		4,776
Cash flows from investing activities:
Cash paid to SunEdison and third parties for solar generation facility construction	(205,361)	(3,489)	(208,850)
Cash flows from financing activities:
Borrowings of long-term debt	304,729	(1,287)	303,442
Net increase in cash and cash equivalents		$—

The following table presents the changes to previously reported amounts of the Company's consolidated statement of operations for the years ended December 31, 2014, 2013 and 2012 included in the Company's Annual Report on Form 10-K:

(In thousands) Income Statement Caption	As Reported	Acquired Call Rights and Operating Projects	December 31, 2014 Recast
Operating revenues, net	$125,864	$1,292	$127,156
Cost of operations	10,544	86	10,630
Cost of operations - affiliate	7,903	160	8,063
Depreciation, accretion and amortization	40,509	771	41,280
Interest expense, net	84,418	1,773	86,191
Change in Net Loss		(1,498)

(In thousands) Income Statement Caption	As Reported	Acquired Call Rights and Operating Projects	December 31, 2013 Recast
Operating revenues, net	$17,469	$1,247	$18,716
Cost of operations	1,024	88	1,112
Cost of operations - affiliate	911	157	1,068
Depreciation, accretion and amortization	4,961	770	5,731
Interest expense, net	6,267	1,862	8,129
Change in Net Loss		(1,630)

(In thousands) Income Statement Caption	As Reported	Acquired Call Rights and Operating Projects	December 31, 2012 Recast
Operating revenues, net	$15,694	$1,298	$16,992
Cost of operations	837	80	917
Cost of operations - affiliate	680	154	834
Depreciation, accretion and amortization	4,267	767	5,034
Interest expense, net	5,702	1,963	7,665
Change in Net Loss		(1,666)